Operating leases	12 Months Ended
Dec. 31, 2017
Leases 1 [Abstract]
Operating leases
Operating leases
The cost recognized in relation to minimum lease payments for the year was $4,423 million (2016 $5,113 million and 2015 $6,008 million).
The future minimum lease payments at 31 December 2017, before deducting related rental income from operating sub-leases of $188 million (2016 $186 million), are shown in the table below. This does not include future contingent rentals. Where the lease rentals are dependent on a variable factor, the future minimum lease payments are based on the factor as at inception of the lease.

		$ million
Future minimum lease payments	2017	2016
Payable within
1 year	2,969	3,315
2 to 5 years	6,387	6,651
Thereafter	4,614	4,289
	13,970	14,255

In the case of an operating lease entered into by BP as the operator of a joint operation, the amounts included in the totals disclosed represent the net operating lease expense and net future minimum lease payments. These net amounts are after deducting amounts reimbursed, or to be reimbursed, by joint operators, whether the joint operators have co-signed the lease or not. Where BP is not the operator of a joint operation, BP’s share of the lease expense and future minimum lease payments is included in the amounts shown, whether BP has co-signed the lease or not.
Typical durations of operating leases are up to ten years for leases of plant and machinery, up to fifteen years for leases of ships and commercial vehicles and up to forty years for leases of land and buildings.
The most significant items of plant and machinery hired under operating leases are drilling rigs used in the Upstream segment. At 31 December 2017, the future minimum lease payments relating to these amounted to $2,088 million (2016 $2,969 million).
The group has entered into a number of structured operating leases for ships and in some cases the lease rental payments vary with market interest rates. The variable portion of the lease payments above or below the amount based on the market interest rate prevailing at inception of the lease is treated as contingent rental expense. The group also routinely enters into bareboat charters, time-charters and voyage-charters for ships on standard industry terms. The future minimum lease payments relating to operating leases for international oil and gas ships managed by the BP Shipping function amounted to $3,172 million (2016 $3,582 million).

26. Operating leases – continued
Commercial vehicles hired under operating leases are primarily railcars. Retail service station sites and office accommodation are the main items in the land and buildings category.
The terms and conditions of these operating leases do not impose any significant financial restrictions on the group. Some of the leases of ships and buildings allow for renewals at BP’s option, and some of the group’s operating leases contain escalation clauses.
BP will adopt IFRS 16 'Leases' on 1 January 2019. See Note 1 for further details.